First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Global Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.6%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	6.262%		500,000	481,758
United States 2.7%
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%		600,000	533,575
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%		40,467	40,367
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%		68,961	66,834
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%		400,000	369,143
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%		450,000	445,500
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%		229,768	231,217
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	5.882%		250,000	247,676
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		315,245	301,205
Total				2,235,517
Total Asset-Backed Securities — Non-Agency (Cost $2,838,426)				2,717,275

Commercial Mortgage-Backed Securities - Non-Agency(d) 4.3%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	270,167	330,147
United States 3.9%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	6.385%		500,000	474,876
Commercial Mortgage-Backed Securities - Non-Agency(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.935%		500,000	483,603
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%		600,000	511,346
BX Trust(a),(e)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%		500,000	412,604
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	415,951
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	73,369
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%		300,000	211,212
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	503,786
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	91,489
Total				3,178,236
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,193,385)				3,508,383

Convertible Bonds 0.0%

United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		28,000	14,420
Total Convertible Bonds (Cost $26,814)				14,420

Corporate Bonds & Notes(d) 54.1%

Australia 0.5%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	276,093
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	165,334
Total				441,427
2	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	153,732
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	98,880
Total				252,612
Bermuda 1.0%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	486,286
05/15/2048	5.300%		345,000	322,112
Total				808,398
Canada 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		14,000	14,056
1375209 BC Ltd.(a)
01/30/2028	9.000%		5,000	4,958
Air Canada(a)
08/15/2026	3.875%		14,000	12,718
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%		19,000	12,310
06/01/2028	4.875%		7,000	4,160
09/30/2028	11.000%		9,000	6,619
10/15/2030	14.000%		1,000	575
GFL Environmental, Inc.(a)
08/01/2025	3.750%		18,000	17,294
12/15/2026	5.125%		10,000	9,784
08/01/2028	4.000%		41,000	37,248
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,651
04/01/2029	6.125%		22,000	20,794
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		39,000	38,882
05/15/2027	8.500%		26,000	26,093
Videotron Ltd.(a)
06/15/2029	3.625%		124,000	106,805
Waste Connections, Inc.
01/15/2033	4.200%		150,000	143,763
Total				460,710
China 0.2%
JD.com, Inc.
01/14/2030	3.375%		200,000	181,349
Denmark 0.1%
Danske Bank A/S(a),(f)
Subordinated
05/15/2031	1.000%	EUR	100,000	95,635
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finland 0.1%
Teollisuuden Voima OYJ(a)
02/04/2025	2.125%	EUR	100,000	104,532
France 2.0%
Altice France SA(a)
02/01/2027	8.125%		16,000	14,767
01/15/2028	5.500%		24,000	19,525
07/15/2029	5.125%		23,000	17,464
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	88,944
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	188,070
Crown European Holdings SA(a)
09/30/2024	2.625%	EUR	100,000	106,004
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	106,006
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	94,498
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	85,702
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	105,043
Iliad Holding SA(a)
10/15/2026	5.125%	EUR	100,000	104,383
Iliad Holding SAS(a)
10/15/2026	6.500%		46,000	43,960
10/15/2028	7.000%		37,000	35,091
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	99,361
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	95,283
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	206,432
Valeo(a)
06/18/2025	1.500%	EUR	100,000	102,220
Verallia SA(a)
11/10/2031	1.875%	EUR	100,000	87,380
Total				1,600,133
Germany 2.4%
Amprion GmbH(a)
09/23/2033	0.625%	EUR	300,000	240,289
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	213,986
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	100,045

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	334,109
Deutsche Bank AG(a),(f)
11/19/2030	1.750%	EUR	100,000	85,431
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	104,418
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	76,638
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	101,829
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	82,504
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	99,293
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	90,220
thyssenkrupp AG(a)
02/22/2024	2.875%	EUR	100,000	106,846
Vertical Holdco GmbH(a)
07/15/2028	7.625%		10,000	8,756
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	85,820
Vonovia SE(a)
06/28/2028	1.875%	EUR	200,000	185,094
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	91,098
Total				2,006,376
India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	316,517
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	262,560
Total				579,077
Ireland 0.5%
AIB Group PLC(a),(f)
Subordinated
05/30/2031	2.875%	EUR	120,000	117,999
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		25,000	23,285
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	102,756
Endo Dac/Finance LLC/Finco, Inc.(a),(g)
06/30/2028	0.000%		11,000	854
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	183,717
Total				428,611
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	174,027
Playtech PLC(a)
10/12/2023	3.750%	EUR	37,736	40,723
Total				214,750
Italy 0.8%
Autostrade per l’Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	98,692
12/04/2028	2.000%	EUR	200,000	187,922
09/26/2029	1.875%	EUR	200,000	182,568
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	89,006
Telecom Italia SpA(a)
01/19/2024	3.625%	EUR	100,000	107,623
Total				665,811
Jersey 0.6%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	14,095	22,025
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	106,679
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	328,421
Total				457,125
Liberia 0.1%
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		19,000	17,051
08/31/2026	5.500%		20,000	18,590
07/15/2027	5.375%		11,000	9,806
01/15/2029	8.250%		20,000	20,924
01/15/2030	7.250%		24,000	24,149
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%		33,000	26,988
Total				117,508
Luxembourg 1.1%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	101,972
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	80,881
02/15/2028	6.000%		50,000	31,765

4	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		45,000	42,106
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	83,010
Herens Holdco Sarl(a)
05/15/2028	4.750%		24,000	19,197
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		19,000	15,258
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	100,847
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	350,000	285,977
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	100,528
Total				861,541
Mauritius 0.5%
Network i2i Ltd.(a),(f)
12/31/2079	5.650%		450,000	427,670
Netherlands 3.1%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	150,970
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	29,356
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	105,766
06/15/2028	5.625%		9,000	8,566
04/15/2029	3.750%		43,000	37,276
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	105,237
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	169,368
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	409,995
ING Groep NV(a),(f)
02/01/2030	0.250%	EUR	200,000	170,834
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	105,152
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	76,496
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	26,971
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	95,431
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	102,997
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	101,661
Repsol International Finance BV(a),(f)
12/31/2079	3.750%	EUR	100,000	102,079
Sensata Technologies BV(a)
09/01/2030	5.875%		16,000	15,848
Stichting AK Rabobank Certificaten(a),(f)
12/31/2079	6.500%	EUR	150,000	157,312
Telefonica Europe BV(a),(f)
12/31/2079	3.875%	EUR	100,000	100,332
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		15,000	14,366
08/15/2027	8.500%		14,000	12,778
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	105,288
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	102,848
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	119,958
VZ Secured Financing BV(a)
01/15/2032	5.000%		35,000	28,560
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		28,000	22,510
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		15,000	13,815
Ziggo BV(a)
01/15/2030	4.875%		35,000	29,830
Total				2,521,600
Panama 0.2%
Carnival Corp.(a)
02/01/2026	10.125%	EUR	100,000	113,908
03/01/2026	7.625%		25,000	22,809
03/01/2027	5.750%		25,000	20,529
08/01/2028	4.000%		19,000	16,366
Total				173,612
Poland 0.3%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,182
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	88,354
11/15/2029	3.875%		33,000	26,996
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	92,029
Total				215,561

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 0.3%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%		200,000	205,290
Spain 0.7%
Cellnex Telecom SA(a)
04/20/2027	1.000%	EUR	100,000	95,113
Cirsa Finance International Sarl(a)
12/20/2023	6.250%	EUR	24,132	26,113
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		8,000	6,564
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	92,069
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	99,772
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	238,167
Total				557,798
Sweden 1.1%
Heimstaden Bostad AB(a),(f)
12/31/2079	3.375%	EUR	100,000	57,476
Intrum AB(a)
08/15/2025	4.875%	EUR	100,000	100,571
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	385,243
01/30/2027	1.125%	EUR	300,000	263,731
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	96,020
Total				903,041
Switzerland 0.6%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	450,000	317,847
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	87,897
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	104,276
Total				510,020
United Kingdom 7.1%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	116,114
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	284,959
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	212,895
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	79,374
BP Capital Markets PLC(a),(f)
12/31/2079	3.250%	EUR	200,000	200,090
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	237,007
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	342,857
03/11/2032	0.750%	EUR	100,000	82,584
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	175,127
Co-operative Group Holdings Ltd.(a),(f)
07/08/2026	7.500%	GBP	100,000	114,810
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	287,915
HBOS PLC(f)
Subordinated
03/18/2030	4.500%	EUR	255,000	268,946
HSBC Holdings PLC(f)
05/24/2032	2.804%		225,000	183,866
11/22/2032	2.871%		32,000	26,066
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	101,036
International Game Technology PLC(a)
06/15/2026	3.500%	EUR	100,000	104,604
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	100,540
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	111,499
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	166,271
NGG Finance PLC(a),(f)
09/05/2082	2.125%	EUR	150,000	136,290
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	115,495
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	100,099
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	111,949
Rolls-Royce PLC(a)
02/16/2026	4.625%	EUR	100,000	107,328
Royal Bank of Scotland Group PLC(a),(f)
03/02/2026	1.750%	EUR	335,000	346,025
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	93,117

6	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	200,000	213,691
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	99,523
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	400,000	375,326
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	87,366
Virgin Media Finance PLC(a)
07/15/2030	5.000%		21,000	17,343
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	115,650
05/15/2029	5.500%		19,000	17,659
Virgin Money UK PLC(a),(f)
06/24/2025	2.875%	EUR	200,000	208,707
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	101,835
01/31/2031	4.250%		33,000	28,066
07/15/2031	4.750%		38,000	32,565
Vodafone Group PLC(a),(f)
10/03/2078	4.200%	EUR	100,000	98,856
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	238,712
Total				5,842,162
United States 28.9%
AbbVie, Inc.
06/15/2044	4.850%		70,000	66,838
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		4,000	3,875
04/15/2029	5.000%		5,000	4,701
AdaptHealth LLC(a)
08/01/2029	4.625%		6,000	5,001
03/01/2030	5.125%		29,000	24,614
AG Issuer LLC(a)
03/01/2028	6.250%		15,000	13,568
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%		18,000	18,112
Allegheny Technologies, Inc.
10/01/2029	4.875%		5,000	4,563
10/01/2031	5.125%		25,000	22,749
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		16,000	14,324
10/15/2027	6.750%		33,000	30,622
04/15/2028	6.750%		40,000	39,931
11/01/2029	5.875%		33,000	28,021
Ally Financial, Inc.
05/21/2024	3.875%		8,000	7,643
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated
11/20/2025	5.750%		12,000	11,280
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	29,496
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		44,120	43,475
04/20/2029	5.750%		32,343	31,042
American Axle & Manufacturing, Inc.
04/01/2027	6.500%		2,000	1,847
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		81,000	73,984
American Tower Corp.
08/15/2029	3.800%		53,000	49,271
06/15/2030	2.100%		15,000	12,223
Amgen, Inc.
03/02/2063	5.750%		216,000	224,093
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%		125,000	124,156
Apache Corp.
02/01/2042	5.250%		9,000	7,571
04/15/2043	4.750%		19,000	14,316
APX Group, Inc.(a)
07/15/2029	5.750%		21,000	18,815
Arches Buyer, Inc.(a)
06/01/2028	4.250%		35,000	29,242
12/01/2028	6.125%		25,000	20,715
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		15,000	14,399
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		20,000	19,819
09/01/2028	2.000%	EUR	100,000	89,359
09/01/2029	4.000%		43,000	33,821
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,369
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	93,302
AssuredPartners, Inc.(a)
08/15/2025	7.000%		15,000	14,583
01/15/2029	5.625%		32,000	27,634
AT&T, Inc.
03/01/2029	4.350%		174,000	170,384
09/04/2036	3.150%	EUR	100,000	96,066
12/01/2057	3.800%		78,000	57,938
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	104,301
07/15/2028	4.625%		21,000	19,937
11/01/2029	3.875%		39,000	34,910

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Avient Corp.(a)
08/01/2030	7.125%		18,000	18,563
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		14,000	12,123
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		8,000	7,608
Bank of America Corp.(a),(f)
03/22/2031	0.694%	EUR	700,000	601,761
Bank of America Corp.(f)
07/21/2032	2.299%		600,000	483,477
10/20/2032	2.572%		35,000	28,610
Subordinated
09/21/2036	2.482%		5,000	3,788
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		22,000	18,349
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,365
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	306,936
02/11/2031	1.957%		225,000	185,022
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	143,308
03/15/2052	3.850%		71,000	59,686
Block, Inc.
06/01/2026	2.750%		8,000	7,296
Boeing Co. (The)
08/01/2059	3.950%		237,000	174,261
Boyd Gaming Corp.(a)
06/15/2031	4.750%		23,000	20,890
Broadcom, Inc.(a)
11/15/2036	3.187%		126,000	95,500
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		32,000	27,149
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		51,000	44,738
02/15/2030	7.000%		33,000	33,571
Callon Petroleum Co.
07/01/2026	6.375%		44,000	41,921
Camelot Finance SA(a)
11/01/2026	4.500%		12,000	11,334
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%		14,000	15,054
Carrier Global Corp.
02/15/2030	2.722%		487,000	427,760
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	7,812
03/01/2028	2.375%	EUR	100,000	97,524
02/15/2029	3.125%		6,000	5,293
04/01/2030	3.500%		12,000	10,541
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		34,000	29,465
08/15/2030	4.500%		21,000	17,701
02/01/2032	4.750%		50,000	42,080
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		36,000	30,883
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%		25,000	24,980
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%		8,000	7,769
Cengage Learning, Inc.(a)
06/15/2024	9.500%		23,000	22,223
Centene Corp.
12/15/2029	4.625%		16,000	15,053
02/15/2030	3.375%		16,000	14,013
10/15/2030	3.000%		312,000	262,589
08/01/2031	2.625%		51,000	41,343
Centennial Resource Production LLC(a)
04/01/2027	6.875%		5,000	4,907
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		6,000	5,615
03/15/2029	3.750%		13,000	11,565
03/15/2031	4.000%		9,000	7,902
Chart Industries, Inc.(a)
01/01/2030	7.500%		11,000	11,365
01/01/2031	9.500%		3,000	3,166
Charter Communications Operating LLC/Capital
05/01/2047	5.375%		155,000	127,414
12/01/2061	4.400%		134,000	91,108
06/30/2062	3.950%		182,000	114,535
04/01/2063	5.500%		59,000	47,733
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%		20,000	18,764
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		24,000	14,851
05/15/2030	5.250%		48,000	37,408
Churchill Downs, Inc.(a)
04/01/2027	5.500%		10,000	9,789
Cinemark USA, Inc.(a)
03/15/2026	5.875%		28,000	26,369
07/15/2028	5.250%		31,000	26,905

8	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(f)
06/03/2031	2.572%	170,000	143,481
01/25/2033	3.057%	170,000	144,263
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	10,712
07/01/2029	4.875%	39,000	35,264
Clean Harbors, Inc.(a)
02/01/2031	6.375%	3,000	3,061
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	14,236
06/01/2029	7.500%	33,000	23,518
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	19,000	17,047
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	35,000	30,187
01/15/2032	3.750%	9,000	7,509
CMS Energy Corp.
11/15/2025	3.600%	682,000	659,956
CNX Midstream Partners LP(a)
04/15/2030	4.750%	20,000	17,194
CNX Resources Corp.(a)
03/14/2027	7.250%	2,000	2,014
01/15/2029	6.000%	13,000	12,217
01/15/2031	7.375%	5,000	4,925
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	51,000	48,303
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	25,000	25,109
07/01/2025	6.250%	42,000	42,013
07/01/2027	8.125%	23,000	23,470
Commercial Metals Co.
02/15/2031	3.875%	5,000	4,274
CommScope Technologies LLC(a)
06/15/2025	6.000%	12,000	11,318
Comstock Resources, Inc.(a)
03/01/2029	6.750%	12,000	10,925
01/15/2030	5.875%	12,000	10,347
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	25,000	20,883
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	12,000	11,178
CSC Holdings LLC(a)
02/01/2028	5.375%	39,000	32,030
01/15/2030	5.750%	14,000	7,080
12/01/2030	4.125%	26,000	18,670
12/01/2030	4.625%	24,000	11,811
11/15/2031	5.000%	5,000	2,492
CVS Health Corp.
07/20/2045	5.125%	285,000	270,108
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		26,000	25,912
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%		5,000	4,905
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		20,000	19,186
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		12,000	10,869
DISH DBS Corp.
07/01/2026	7.750%		18,000	11,880
06/01/2029	5.125%		49,000	25,856
DISH Network Corp.(a)
11/15/2027	11.750%		40,000	38,462
DT Midstream, Inc.(a)
06/15/2029	4.125%		14,000	12,308
06/15/2031	4.375%		25,000	21,729
DTE Energy Co.
10/01/2026	2.850%		490,000	458,914
Duke Energy Corp.
09/01/2046	3.750%		345,000	269,091
Duke Energy Ohio, Inc.
04/01/2053	5.650%		25,000	26,218
Element Solutions, Inc.(a)
09/01/2028	3.875%		29,000	25,421
Emera US Finance LP
06/15/2046	4.750%		620,000	504,393
Encompass Health Corp.
02/01/2028	4.500%		13,000	12,124
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,606
06/15/2030	5.950%		26,000	25,195
Enterprise Products Operating LLC
03/15/2044	4.850%		36,000	33,389
EQM Midstream Partners LP(a)
07/01/2025	6.000%		14,000	13,849
07/01/2027	6.500%		16,000	15,494
01/15/2029	4.500%		24,000	20,406
01/15/2031	4.750%		73,000	60,618
EQM Midstream Partners LP
07/15/2048	6.500%		48,000	37,014
Exelon Corp.
03/15/2052	4.100%		17,000	14,031
03/15/2053	5.600%		45,000	45,885
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		31,000	25,473
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	267,985

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,190,013
Ford Motor Co.
02/12/2032	3.250%		38,000	29,751
01/15/2043	4.750%		16,000	12,180
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	87,617
11/25/2025	2.330%	EUR	100,000	100,977
01/08/2026	4.389%		22,000	20,870
08/17/2027	4.125%		63,000	57,689
02/16/2028	2.900%		12,000	10,294
11/13/2030	4.000%		6,000	5,119
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	35,528
03/15/2043	5.450%		214,000	200,275
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		5,000	3,792
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	11,946
03/15/2031	8.625%		18,000	17,623
Gartner, Inc.(a)
07/01/2028	4.500%		16,000	15,186
06/15/2029	3.625%		9,000	8,039
10/01/2030	3.750%		64,000	57,356
Gates Global LLC/Co.(a)
01/15/2026	6.250%		38,000	37,506
GE Healthcare Holding LLC(a)
11/15/2027	5.650%		205,000	211,960
Georgia Power Co.
03/15/2042	4.300%		195,000	172,036
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%		158,000	128,533
10/21/2032	2.650%		135,000	111,330
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%		17,000	15,181
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		25,000	21,977
Hanesbrands, Inc.(a)
02/15/2031	9.000%		9,000	9,208
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		30,741	29,202
HB Fuller Co.
10/15/2028	4.250%		34,000	30,338
HCA, Inc.(a)
03/15/2052	4.625%		179,000	148,717
HealthEquity, Inc.(a)
10/01/2029	4.500%		24,000	21,412
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		22,000	18,008
Herc Holdings, Inc.(a)
07/15/2027	5.500%		19,000	18,333
Hess Midstream Operations LP(a)
02/15/2030	4.250%		10,000	8,926
Hightower Holding LLC(a)
04/15/2029	6.750%		14,000	11,860
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		11,000	10,458
02/01/2029	5.750%		7,000	6,513
04/15/2030	6.000%		15,000	13,834
02/01/2031	6.000%		22,000	20,335
04/15/2032	6.250%		9,000	8,321
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	13,969
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%		11,000	10,911
02/01/2028	5.000%		21,000	19,676
Honeywell International, Inc.
11/02/2034	4.125%	EUR	234,000	258,058
HT Troplast GmbH(a)
07/15/2025	9.250%	EUR	100,000	106,771
HUB International Ltd.(a)
05/01/2026	7.000%		99,000	97,526
12/01/2029	5.625%		29,000	25,262
iHeartCommunications, Inc.
05/01/2026	6.375%		20,082	17,722
05/01/2027	8.375%		25,385	18,449
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		25,000	19,928
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		31,000	27,743
Ingevity Corp.(a)
11/01/2028	3.875%		15,000	12,965
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		12,000	12,235
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	265,855
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	95,983
IRB Holding Corp.(a)
06/15/2025	7.000%		16,000	16,045
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%		10,000	9,207
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%		19,000	15,694

10	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(a),(f)
07/25/2031	1.001%	EUR	600,000	524,269
JPMorgan Chase & Co.(f)
04/22/2032	2.580%		386,000	325,139
11/08/2032	2.545%		173,000	143,606
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,587
06/01/2031	4.500%		20,000	16,432
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		14,000	13,827
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	92,401
Kinder Morgan, Inc.
02/15/2046	5.050%		22,000	19,357
08/01/2052	5.450%		58,000	53,932
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	404,791
L Brands, Inc.(a)
07/01/2025	9.375%		5,000	5,366
10/01/2030	6.625%		6,000	5,845
L Brands, Inc.
06/15/2029	7.500%		9,000	9,181
11/01/2035	6.875%		20,000	18,088
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	44,175
02/01/2027	4.250%		13,000	10,266
06/15/2029	4.750%		33,000	23,823
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		20,000	18,309
01/31/2032	4.375%		14,000	12,730
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		6,000	5,240
Lithia Motors, Inc.(a)
01/15/2031	4.375%		10,000	8,623
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		35,000	18,048
Lowe’s Companies, Inc.
04/01/2062	4.450%		139,000	113,549
Madison IAQ LLC(a)
06/30/2028	4.125%		41,000	35,530
06/30/2029	5.875%		16,000	12,296
Magallanes, Inc.(a)
03/15/2062	5.391%		249,000	201,255
Matador Resources Co.
09/15/2026	5.875%		22,000	21,691
Match Group Holdings II LLC(a)
10/01/2031	3.625%		25,000	20,356
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%		41,000	38,799
Mattel, Inc.(a)
04/01/2026	3.375%		8,000	7,488
04/01/2029	3.750%		43,000	38,641
Mattel, Inc.
10/01/2040	6.200%		25,000	22,563
11/01/2041	5.450%		14,000	11,787
Meritage Homes Corp.(a)
04/15/2029	3.875%		48,000	42,774
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		27,000	23,486
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%		29,000	23,513
Morgan Stanley(f)
10/20/2032	2.511%		136,000	111,317
Subordinated
09/16/2036	2.484%		100,000	75,628
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		8,000	6,941
10/01/2029	5.250%		54,000	46,850
MPLX LP
03/14/2052	4.950%		16,000	13,892
Nabors Industries Ltd.(a)
01/15/2026	7.250%		14,000	13,350
01/15/2028	7.500%		6,000	5,512
Nabors Industries, Inc.(a)
05/15/2027	7.375%		10,000	9,793
NCR Corp.(a)
09/01/2027	5.750%		21,000	20,616
10/01/2028	5.000%		25,000	21,976
04/15/2029	5.125%		7,000	6,071
10/01/2030	5.250%		4,000	3,334
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		25,000	23,169
Netflix, Inc.
04/15/2028	4.875%		56,000	56,284
11/15/2028	5.875%		17,000	17,904
05/15/2029	4.625%	EUR	550,000	609,456
05/15/2029	6.375%		3,000	3,228
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	24,407
06/15/2030	4.875%		40,000	39,892
Newell Brands, Inc.
06/01/2025	4.875%		11,000	10,772
09/15/2027	6.375%		6,000	6,055
09/15/2029	6.625%		9,000	9,071
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		18,000	17,160

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp(a)
10/01/2030	7.500%	25,000	24,150
NFP Corp.(a)
08/15/2028	4.875%	22,000	19,834
08/15/2028	6.875%	70,000	60,125
NiSource, Inc.
05/15/2047	4.375%	93,000	80,740
Northrop Grumman Corp.
03/15/2053	4.950%	30,000	29,867
Novelis Corp.(a)
11/15/2026	3.250%	12,000	10,959
01/30/2030	4.750%	25,000	22,979
08/15/2031	3.875%	15,000	12,626
NRG Energy, Inc.(a)
02/15/2029	3.375%	12,000	9,978
02/15/2031	3.625%	102,000	82,684
NuStar Logistics LP
10/01/2025	5.750%	11,000	10,734
06/01/2026	6.000%	10,000	9,769
04/28/2027	5.625%	20,000	18,999
Occidental Petroleum Corp.
09/01/2030	6.625%	56,000	58,951
01/01/2031	6.125%	53,000	55,003
05/01/2031	7.500%	13,000	14,346
09/15/2036	6.450%	45,000	47,337
03/15/2046	6.600%	40,000	42,076
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	30,000	24,531
10/01/2029	6.250%	13,000	9,618
OneMain Finance Corp.
09/15/2030	4.000%	12,000	8,995
Organon Finance 1 LLC(a)
04/30/2028	4.125%	19,000	17,487
04/30/2031	5.125%	36,000	31,956
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	9,000	7,538
03/15/2030	4.625%	8,000	6,632
Pacific Gas and Electric Co.
07/01/2050	4.950%	75,000	61,764
04/01/2053	6.700%	32,000	32,951
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	15,000	12,902
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,068,473
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	42,000	39,434
07/01/2029	4.125%	19,000	15,831
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	19,000	17,839
02/15/2029	7.750%	22,000	21,576
Picard Midco, Inc.(a)
03/31/2029	6.500%	41,000	35,800
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	28,818
Pilgrim’s Pride Corp.
04/15/2031	4.250%	97,000	84,652
03/01/2032	3.500%	32,000	25,704
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	475,000	371,424
Playtika Holding Corp.(a)
03/15/2029	4.250%	44,000	36,887
Post Holdings, Inc.(a)
03/01/2027	5.750%	9,000	8,835
04/15/2030	4.625%	18,000	16,136
09/15/2031	4.500%	28,000	24,641
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	13,594
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	24,000	21,080
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	20,000	17,676
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	12,885
03/01/2031	3.875%	52,000	43,075
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	23,000	17,984
09/15/2028	6.500%	35,000	14,432
Resideo Funding, Inc.(a)
09/01/2029	4.000%	16,000	13,376
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	4,000	4,119
03/15/2031	7.750%	12,000	12,574
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	10,000	9,215
09/15/2029	4.000%	11,000	9,335
Roblox Corp.(a)
05/01/2030	3.875%	23,000	19,678
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	54,000	42,871
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	3,000	2,629
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	4,000	3,766
12/15/2027	11.250%	3,000	2,789

12	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		48,000	42,641
Scientific Games International, Inc.(a)
05/15/2028	7.000%		13,000	12,870
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%		10,000	8,033
Scripps Escrow, Inc.(a)
07/15/2027	5.875%		15,000	11,053
Select Medical Corp.(a)
08/15/2026	6.250%		33,000	32,012
Sempra Energy
06/15/2027	3.250%		260,000	243,735
Service Properties Trust
03/15/2024	4.650%		9,000	8,775
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		38,000	33,961
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		16,000	15,031
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	91,422
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		40,000	32,495
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		18,000	16,235
07/01/2030	4.125%		25,000	20,436
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%		21,000	20,826
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		7,000	7,076
Southern Co. (The)(f)
09/15/2081	1.875%	EUR	100,000	85,767
Southwestern Energy Co.
02/01/2029	5.375%		9,000	8,495
02/01/2032	4.750%		46,000	40,648
Spectrum Brands, Inc.
07/15/2025	5.750%		28,000	27,784
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	101,655
10/01/2029	5.000%		12,000	10,503
07/15/2030	5.500%		2,000	1,775
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%		9,000	9,824
Springleaf Finance Corp.
03/15/2024	6.125%		71,000	69,175
03/15/2025	6.875%		15,000	14,541
Sprint Capital Corp.
11/15/2028	6.875%		38,000	40,843
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
03/01/2026	7.625%	29,000	30,670
SRS Distribution, Inc.(a)
07/01/2028	4.625%	22,000	19,535
07/01/2029	6.125%	15,000	12,650
12/01/2029	6.000%	22,000	18,178
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,526
Staples, Inc.(a)
04/15/2026	7.500%	14,000	12,265
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	9,163
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	8,000	7,908
04/15/2027	10.000%	5,000	5,098
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	240,000	220,209
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	9,000	9,019
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	7,000	5,845
Tenet Healthcare Corp.
02/01/2027	6.250%	18,000	17,706
11/01/2027	5.125%	18,000	17,358
06/15/2028	4.625%	10,000	9,293
10/01/2028	6.125%	32,000	30,510
01/15/2030	4.375%	21,000	18,853
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	25,291
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	22,931
02/15/2031	2.875%	321,000	276,837
04/15/2031	3.500%	280,000	251,797
TransDigm, Inc.(a)
12/15/2025	8.000%	18,000	18,355
03/15/2026	6.250%	63,000	63,050
08/15/2028	6.750%	20,000	20,200
TransDigm, Inc.
11/15/2027	5.500%	8,000	7,544
01/15/2029	4.625%	17,000	15,101
05/01/2029	4.875%	17,000	15,048
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	45,000	38,867
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	24,000	24,609

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	16,000	16,197
01/15/2028	6.250%	12,000	11,978
08/15/2029	4.500%	45,000	41,064
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	15,000	11,989
United Airlines, Inc.(a)
04/15/2026	4.375%	10,000	9,589
UnitedHealth Group, Inc.
02/15/2030	5.300%	145,000	152,739
04/15/2063	5.200%	165,000	167,225
Univision Communications, Inc.(a)
06/30/2030	7.375%	16,000	15,095
US Foods, Inc.(a)
06/01/2030	4.625%	16,000	14,452
USI, Inc.(a)
05/01/2025	6.875%	32,000	31,451
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	35,000	31,569
08/15/2031	4.125%	46,000	40,393
11/01/2033	3.875%	25,000	20,985
Verizon Communications, Inc.
03/21/2031	2.550%	280,000	238,547
Verscend Escrow Corp.(a)
08/15/2026	9.750%	28,000	28,028
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	14,000	13,606
05/01/2029	4.375%	14,000	12,465
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	33,000	30,361
Wells Fargo & Co.(f)
02/11/2031	2.572%	405,000	343,624
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	19,000	19,320
06/15/2028	7.250%	17,000	17,470
White Cap Buyer LLC(a)
10/15/2028	6.875%	24,000	20,852
Williams Companies, Inc. (The)
09/15/2045	5.100%	79,000	72,520
Williams Cos, Inc. (The)
08/15/2052	5.300%	75,000	70,813
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	12,000	9,752
WR Grace Holdings LLC(a)
06/15/2027	4.875%	37,000	35,652
08/15/2029	5.625%	50,000	42,418
03/01/2031	7.375%	5,000	5,010
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	29,387
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		9,000	8,168
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		29,000	25,122
Total				23,652,663
Total Corporate Bonds & Notes (Cost $49,590,569)				44,285,012

Foreign Government Obligations(d),(i) 15.1%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	155,428
Azerbaijan 0.2%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		150,000	127,824
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		6,000	5,727
06/01/2027	5.250%		22,000	20,055
05/15/2029	4.250%		24,000	19,619
Total				45,401
Colombia 1.3%
Colombia Government International Bond
01/30/2030	3.000%		600,000	471,433
04/15/2031	3.125%		200,000	152,911
Ecopetrol SA
04/29/2030	6.875%		448,000	409,754
Total				1,034,098
Dominican Republic 1.1%
Dominican Republic International Bond(a)
04/20/2027	8.625%		642,000	671,426
09/23/2032	4.875%		150,000	127,541
01/30/2060	5.875%		150,000	114,446
Total				913,413
Egypt 0.4%
Egypt Government International Bond(a)
05/29/2032	7.625%		200,000	126,982
03/01/2049	8.700%		355,000	207,642
Total				334,624
France 0.1%
Electricite de France SA(a),(f)
12/31/2079	6.000%	GBP	100,000	109,790

14	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	410,354
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	189,241
Hungary 0.4%
Hungary Government Bond
10/27/2038	3.000%	HUF	17,990,000	28,428
Hungary Government International Bond(a)
09/22/2031	2.125%		375,000	288,464
Total				316,892
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	176,972
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	174,988
Total				351,960
Indonesia 1.0%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	398,964
01/15/2045	5.125%		200,000	196,653
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	190,698
Total				786,315
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	240,571
06/15/2033	6.125%		200,000	173,557
Total				414,128
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	187,638
Mexico 1.6%
Mexico Government International Bond
05/29/2031	7.750%	MXN	1,010,000	52,556
Petroleos Mexicanos
03/13/2027	6.500%		284,000	257,871
02/12/2028	5.350%		357,000	301,159
02/16/2032	6.700%		587,000	467,598
01/23/2050	7.690%		273,000	192,435
Total				1,271,619
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.6%
Stedin Holding NV(a),(f)
12/31/2079	1.500%	EUR	250,000	226,726
TenneT Holding BV(a),(f)
12/31/2079	2.374%	EUR	250,000	252,517
Total				479,243
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	189,914
Panama 0.5%
Panama Government International Bond
01/23/2030	3.160%		200,000	175,694
07/23/2060	3.870%		400,000	262,354
Total				438,048
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	172,357
Qatar 1.3%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	398,104
04/16/2030	3.750%		200,000	195,748
04/23/2048	5.103%		250,000	255,022
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	169,982
Total				1,018,856
Romania 0.7%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	231,631
02/27/2027	3.000%		128,000	116,562
02/14/2051	4.000%		342,000	240,396
Total				588,589
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	281,087
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	482,559
Total				763,646
South Africa 0.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%		200,000	196,179

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(d),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
09/30/2049	5.750%	200,000	147,353
Total			343,532
Turkey 0.8%
Turkey Government International Bond
03/25/2027	6.000%	250,000	231,308
02/17/2028	5.125%	300,000	263,105
01/14/2041	6.000%	200,000	151,526
Total			645,939
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	39,584
Ukraine Government International Bond(a)
09/01/2028	7.750%	100,000	18,550
Total			58,134
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	188,121
04/16/2050	3.875%	200,000	171,269
DP World PLC(a)
07/02/2037	6.850%	400,000	446,557
Total			805,947
Virgin Islands 0.2%
State Grid Overseas Investment Ltd.(a)
05/04/2027	3.500%	200,000	194,167
Total Foreign Government Obligations (Cost $14,165,428)			12,347,097

Residential Mortgage-Backed Securities - Agency 0.9%

United States 0.9%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	1.205%	131,882	15,544
Federal National Mortgage Association(j)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	535,337	87,465
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.010%	500,000	395,392
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	1.439%	91,275	11,372
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	1.339%	67,224	6,117
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	1.289%	282,019	31,475
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	1.289%	308,806	44,537
CMO Series 2021-46 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 03/20/2051	1.539%	302,420	35,794
Government National Mortgage Association(j)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	781,160	108,115
Total			735,811
Total Residential Mortgage-Backed Securities - Agency (Cost $884,731)			735,811

Residential Mortgage-Backed Securities - Non-Agency 11.5%

United States 11.5%
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	8.445%	191,641	191,023
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	500,000	500,000
CIM Trust(a),(e)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	273,359	260,398
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% 07/25/2031	9.195%	700,000	720,980
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.560%	500,000	451,104

16	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	6.645%	421,095	420,415
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	6.645%	797,000	791,590
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	7.195%	700,000	662,978
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	7.545%	600,000	597,201
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	8.945%	500,000	511,122
Homeward Opportunities Fund I Trust(a),(e)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	344,800
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	10.095%	471,068	480,270
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.495%	1,000,000	989,021
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	100,833	96,584
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	383,633	356,577
SG Residential Mortgage Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	365,806
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	9.345%	500,000	504,596
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	319,854
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	379,618	376,841
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	500,000	489,780
Total			9,430,940
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $9,748,513)			9,430,940

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Ascend Learning LLC(b),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.407%	32,587	30,021
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.657%	20,000	17,167
Cengage Learning, Inc.(b),(k)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	34,876	32,238
UKG, Inc.(b),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	19,429	18,904
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	38,000	36,309
Total			134,639
Total Senior Loans (Cost $144,678)			134,639

Treasury Bills 3.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 3.5%
U.S. Treasury Bills
01/25/2024	4.600%	3,000,000	2,890,621
Total Treasury Bills (Cost $2,882,045)			2,890,621

Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(l),(m)	3,605,742	3,605,021
Total Money Market Funds (Cost $3,604,775)		3,605,021
Total Investments in Securities (Cost $88,079,364)		79,669,219
Other Assets & Liabilities, Net		2,250,324
Net Assets		$81,919,543
At March 31, 2023, securities and/or cash totaling $653,094 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,000,000 HUF	28,041 USD	HSBC	04/27/2023	—	(286)
18,337,000 EUR	19,970,093 USD	UBS	04/27/2023	58,030	—
2,710,000 GBP	3,332,801 USD	UBS	04/27/2023	—	(11,854)
Total				58,030	(12,140)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	116	06/2023	USD	13,330,938	390,344	—
U.S. Treasury Ultra Bond	35	06/2023	USD	4,939,375	188,820	—
Total					579,164	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	4.635	USD	800,000	16,392	—	—	16,392	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $54,941,971, which represents 67.07% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
18	Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a security in default.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	4,088,945	7,985,999	(8,469,673)	(250)	3,605,021	142	42,905	3,605,742
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Global Strategic Income Fund | First Quarter Report 2023	19

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